Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic International Equity Fund (the “Fund”)

Supplement dated May 21, 2015 to the

Institutional and Service Shares Prospectuses dated April 30, 2015

(the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Strategic International Equity Fund—Summary—Fees and Expenses of the Fund” in the Institutional Shares Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses[1,2]	1.06%
Fee Waiver and Expense Limitation[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[1,2]	0.95%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table under “Goldman Sachs Strategic International Equity Fund—Summary—Expense Example” in the Institutional Shares Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$325	$572	$1,280

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Strategic International Equity

Fund—Summary—Fees and Expenses of the Fund” in the Service Shares Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses[1,2]	1.31%
Fee Waiver and Expense Limitation[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[1,2]	1.20%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table under “Goldman Sachs Strategic International Equity Fund—Summary—Expense Example” in the Service Shares Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$122	$403	$706	$1,566

Institutional | Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic International Equity Fund (the “Fund”)

Supplement dated May 21, 2015 to the

Institutional and Service Shares Prospectuses dated April 30, 2015

(the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Strategic International Equity Fund—Summary—Fees and Expenses of the Fund” in the Institutional Shares Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses[1,2]	1.06%
Fee Waiver and Expense Limitation[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[1,2]	0.95%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table under “Goldman Sachs Strategic International Equity Fund—Summary—Expense Example” in the Institutional Shares Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$325	$572	$1,280

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Institutional | Goldman Sachs Strategic International Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1],[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.95%	[1],[2]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	572
10 Years	rr_ExpenseExampleYear10	1,280
Service | Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Strategic International Equity Fund (the “Fund”)

Supplement dated May 21, 2015 to the

Institutional and Service Shares Prospectuses dated April 30, 2015

(the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Strategic International Equity

Fund—Summary—Fees and Expenses of the Fund” in the Service Shares Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses[1,2]	1.31%
Fee Waiver and Expense Limitation[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[1,2]	1.20%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table under “Goldman Sachs Strategic International Equity Fund—Summary—Expense Example” in the Service Shares Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$122	$403	$706	$1,566

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Service | Goldman Sachs Strategic International Equity Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1],[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.20%	[1],[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	706
10 Years	rr_ExpenseExampleYear10	1,566

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The “Total Annual Fund Operating Expenses” of the Fund have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to (i)waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii)reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.